UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5723

Name of Fund:  BlackRock Developing Capital Markets Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Developing Capital Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


BlackRock Developing Capital Markets Fund, Inc.


Schedule of Investments as of September 30, 2006                                                                (in U.S. dollars)

                                                  Shares
                    Industry                        Held    Common Stocks                                               Value
Africa

South               Food & Staples             3,219,315    Mvelaphanda Group Ltd.                                $     3,522,612
Africa - 5.2%       Retailing - 1.5%

                    Metals & Mining - 1.4%        32,650    AngloGold Ashanti Ltd.                                      1,223,931
                                                 109,240    Gold Fields Ltd. (a)                                        1,948,842
                                                                                                                  ---------------
                                                                                                                        3,172,773

                    Oil, Gas & Consumable        159,280    Sasol Ltd.                                                  5,249,085
                    Fuels - 2.3%

                                                            Total Common Stocks in Africa - 5.2%                       11,944,470


Europe

Czech               Diversified                  110,700    Cesky Telecom AS                                            2,190,538
Republic - 1.5%     Telecommunication
                    Services - 0.9%

                    Pharmaceuticals - 0.6%        23,785    Zentiva NV                                                  1,389,616

                                                            Total Common Stocks in the Czech Republic                   3,580,154


Luxembourg - 0.9%   Energy Equipment &            59,300    Tenaris SA (a)                                              2,098,034
                    Services - 0.9%

                                                            Total Common Stocks in Luxembourg                           2,098,034


Russia - 9.4%       Diversified                  177,800    AFK Sistema (a)(b)                                          4,622,800
                    Telecommunication
                    Services - 2.0%

                    Electric Utilities - 0.5%     16,000    Unified Energy System (a)                                   1,179,200

                    Metals & Mining - 1.3%         8,674    MMC Norilsk Nickel (a)                                      1,118,946
                                                  41,990    Polyus Gold Co. ZAO (a)(b)                                  1,843,361
                                                                                                                  ---------------
                                                                                                                        2,962,307

                    Oil, Gas & Consumable        245,536    OAO Gazprom (a)                                            10,558,048
                    Fuels - 5.6%                  10,770    Surgutneftegaz (a)                                            694,665
                                                  20,221    Surgutneftegaz (Preferred Shares) (a)                       1,759,227
                                                                                                                  ---------------
                                                                                                                       13,011,940

                                                            Total Common Stocks in Russia                              21,776,247


Turkey - 2.8%       Commercial Banks - 1.0%      411,700    Turkiye Is Bankasi (Isbank) - 'C' Shares                    2,191,197

                    Industrial                   296,837    Enka Insaat Ve Sanayi AS                                    2,178,440
                    Conglomerates - 0.9%

                    Media - 0.9%                 815,396    Hurriyet Gazetecilik AS                                     2,048,598

                                                            Total Common Stocks in Turkey                               6,418,235

                                                            Total Common Stocks in Europe - 14.6%                      33,872,670


Latin America

Brazil - 14.2%      Airlines - 1.2%               84,210    Tam SA (Preference Shares) (a)(b)                           2,686,299

                    Beverages - 1.2%              58,700    Cia de Bebidas das Americas
                                                            (Preference Shares) (a)                                     2,663,806

                    Building Products - 0.5%      93,366    Duratex SA (Preference Shares)                              1,064,398

                    Commercial Banks - 1.4%       98,773    Banco Bradesco SA (a)                                       3,294,080

                    Electric                 255,587,400    Cia Energetica de Sao Paulo (b)                             2,307,468
                    Utilities - 1.0%

                    Household Durables - 0.9%    123,062    Cyrela Brazil Realty SA                                     2,096,759

                    Independent Power            355,220    Tractebel Energia SA                                        2,879,720
                    Producers & Energy
                    Traders - 1.2%

                    Media - 0.7%                 101,600    Vivax SA (b)                                                1,671,650

                    Multiline Retail - 2.2%   60,987,000    Lojas Americanas SA (Preference Shares)                     2,480,213
                                                  44,948    Lojas Renner SA                                             2,608,682
                                                                                                                  ---------------
                                                                                                                        5,088,895

                    Oil, Gas & Consumable         84,693    Petroleo Brasileiro SA (a)                                  6,338,424
                    Fuels - 2.7%

                    Road & Rail - 1.2%           346,110    All America Latina Logistica SA                             2,694,269

                                                            Total Common Stocks in Brazil                              32,785,768


Mexico - 8.5%       Beverages - 1.2%              28,622    Fomento Economico Mexicano, SA de CV (a)                    2,774,617

                    Construction &               641,673    Empresas ICA Sociedad Controladora,
                    Engineering - 1.0%                      SA de CV (b)                                                2,310,285

                    Food & Staples               474,457    Wal-Mart de Mexico, SA de CV                                1,613,337
                    Retailing - 0.7%

                    Household                  1,113,737    Corporacion GEO, SA de CV Series B (b)                      4,683,290
                    Durables - 2.0%

                    Transportation                64,720    Grupo Aeroportuario del Pacifico, SA de CV (a)              2,200,480
                    Infrastructure - 1.0%

                    Wireless                     152,581    America Movil, SA de CV (a)                                 6,007,114
                    Telecommunication
                    Services - 2.6%

                                                            Total Common Stocks in Mexico                              19,589,123

                                                            Total Common Stocks in Latin America - 22.7%               52,374,891


Middle East

Egypt - 2.0%        Commercial Banks - 1.3%       77,000    Commercial International Bank                                 617,647
                                                 307,575    Commercial International Bank (a)                           2,468,780
                                                                                                                  ---------------
                                                                                                                        3,086,427

                    Wireless                      91,000    Vodafone Egypt Telecommunications Co. SAE                   1,519,032
                    Telecommunication
                    Services - 0.7%

                                                            Total Common Stocks in Egypt                                4,605,459


Israel - 3.0%       Pharmaceuticals - 3.0%        38,534    Teva Pharmaceutical Industries Ltd.                         1,287,152
                                                 162,506    Teva Pharmaceutical Industries Ltd. (a)                     5,539,829

                                                            Total Common Stocks in Israel                               6,826,981


Oman - 1.4%         Commercial Banks - 1.4%      299,131    Bank Muscat SAOG (a)                                        3,297,441

                                                            Total Common Stocks in Oman                                 3,297,441

                                                            Total Common Stocks in the Middle East - 6.4%              14,729,881


Pacific Basin/Asia

China - 3.7%        Chemicals - 0.4%           2,128,100    Bio-Treat Technology Ltd.                                     945,733

                    Commercial Banks - 0.4%      581,000    China Merchants Bank Co. Ltd. (b)                             818,683

                    Electric                   1,167,000    China Power International Development Ltd.                    477,748
                    Utilities - 0.2%

                    Independent Power         10,230,000    Huadian Power International Co.                             2,901,383
                    Producers & Energy
                    Traders - 1.2%

                    Oil, Gas & Consumable      2,206,600    China Shenhua Energy Co. Ltd. Class H                       3,551,062
                    Fuels - 1.5%

                                                            Total Common Stocks in China                                8,694,609


India - 0.5%        Construction &               312,928    Nagarjuna Construction Co. Ltd. (a)                         1,083,419
                    Engineering - 0.5%

                                                            Total Common Stocks in India                                1,083,419


Indonesia - 1.4%    Gas Utilities - 1.4%       2,472,000    Perusahaan Gas Negara Tbk PT                                3,229,008

                                                            Total Common Stocks in Indonesia                            3,229,008


Malaysia - 2.1%     Commercial Banks - 1.1%    1,386,000    Commerce Asset Holdings Bhd                                 2,499,159

                    Electric Utilities - 1.0%    864,000    Tenaga Nasional Bhd                                         2,272,451

                                                            Total Common Stocks in Malaysia                             4,771,610


Philippines - 2.4%  Diversified Financial        405,200    Ayala Corp.                                                 3,834,828
                    Services - 1.7%

                    Real Estate Management     6,924,200    Robinsons Land Corp.                                        1,724,497
                    & Development - 0.7%

                                                            Total Common Stocks in the Philippines                      5,559,325


South Korea - 15.7% Building Products - 1.0%       8,119    KCC Corp.                                                   2,324,616

                    Capital Markets - 1.2%       131,830    Daishin Securities Co. Ltd.                                 2,862,236

                    Commercial Banks - 3.7%      136,120    Industrial Bank of Korea                                    2,329,788
                                                  77,881    Kookmin Bank                                                6,138,323
                                                                                                                  ---------------
                                                                                                                        8,468,111

                    Construction &                69,000    GS Engineering & Construction Corp.                         4,825,990
                    Engineering - 2.1%

                    Metals & Mining - 0.9%         8,360    POSCO                                                       2,163,973

                    Semiconductors &              60,850    Hynix Semiconductor Inc. (b)                                2,397,998
                    Semiconductor                 15,202    Samsung Electronics Co., Ltd.                              10,664,689
                    Equipment - 5.7%                                                                              ---------------
                                                                                                                       13,062,687

                    Wireless                      12,260    SK Telecom Co., Ltd.                                        2,610,026
                    Telecommunication
                    Services - 1.1%

                                                            Total Common Stocks in South Korea                         36,317,639


Taiwan - 11.5%      Communications             1,644,667    D-Link Corp.                                                1,739,205
                    Equipment - 0.7%

                    Computers &                5,185,000    Compal Electronics, Inc.                                    4,590,090
                    Peripherals - 4.6%         1,121,998    LITE-ON IT Corp.                                              983,094
                                               1,946,917    Lite-On Technology Corp.                                    2,402,948
                                               7,395,000    Tatung Co. Ltd.                                             2,625,312
                                                                                                                  ---------------
                                                                                                                       10,601,444

                    Insurance - 1.7%           4,274,490    Shin Kong Financial Holding Co. Ltd.                        3,932,570

                    Semiconductors &             500,000    Novatek Microelectronics Corp. Ltd.                         2,364,227
                    Semiconductor              7,495,252    ProMos Technologies Inc.                                    2,943,977
                    Equipment - 4.5%           2,830,000    Taiwan Semiconductor Manufacturing Co., Ltd.                5,104,645
                                                                                                                  ---------------
                                                                                                                       10,412,849

                                                            Total Common Stocks in Taiwan                              26,686,068

Thailand - 4.8%     Commercial Banks - 2.5%      890,090    Bangkok Bank PCL Foreign Shares                             2,605,026
                                               7,047,100    Bank of Ayudhya PCL                                         3,224,960
                                                                                                                  ---------------
                                                                                                                        5,829,986

                    Diversified               10,964,600    True Corp. PCL - Foreign (b)                                2,625,553
                    Telecommunication
                    Services - 1.1%

                    Wireless                   1,142,800    Advanced Info Service PCL Foreign Shares                    2,736,517
                    Telecommunication
                    Services - 1.2%

                                                            Total Common Stocks in Thailand                            11,192,056

                                                            Total Common Stocks in the Pacific
                                                            Basin/Asia - 42.1%                                         97,533,734

                                                            Total Common Stocks
                                                            (Cost - $176,462,026) - 91.0%                             210,455,646


                                                            Structured Notes
Pacific Basin/Asia

India - 5.8%        Capital Markets - 4.5%        16,756    Deutsche Bank AG (McDowell & Company
                                                            Ltd.), due 7/06/2009                                          225,948
                                                 459,088    Deutsche Bank AG (Nagarjuna Construction Co.
                                                            Ltd.), due 1/03/2008                                        1,588,215
                                                 319,000    Morgan Stanley (Bharti Tele-Ventures Ltd.),
                                                            due 8/10/2007                                               3,261,552
                                                 470,100    Morgan Stanley (Hindustan Lever Ltd.),
                                                            due 12/24/2008                                              2,622,312
                                                 350,130    UBS AG (Bharat Forge Ltd.), due 9/04/2009                   2,733,566
                                                                                                                  ---------------
                                                                                                                       10,431,593

                    Diversified Financial         76,590    Citigroup Global Markets Holdings, Inc.
                    Services - 1.3%                         (Pantaloon Retail India Ltd.), due 1/19/2009                3,139,424

                                                            Total Structured Notes                                     13,571,017
                                                            (Cost - $13,204,654) - 5.8%

                                                            Total Investments
                                                            (Cost - $189,666,680*) - 96.8%                            224,026,663
                                                            Other Assets Less Liabilities - 3.2%                        7,321,477
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $   231,348,140
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       190,199,631
                                                ===================
    Gross unrealized appreciation               $        40,145,810
    Gross unrealized depreciation                       (6,318,778)
                                                -------------------
    Net unrealized appreciation                 $        33,827,032
                                                ===================


(a) Depositary receipts.

(b) Non-income producing security.

  o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:


                                                Net            Interest
    Affiliate                                 Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series I                $  (20,318,402)     $   94,154


  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of September 30, 2006 were as follows:


                                                              Unrealized
    Foreign Currency                    Settlement           Appreciation
    Purchased                              Date             (Depreciation)

    HKD      3,746,256                 October 2006          $      (169)
    PHP     83,938,753                 October 2006                 4,371
                                                             ------------
    Total Unrealized Appreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $2,148,395)                            $      4,202
                                                             ============


  o Forward foreign exchange contracts as of September 30, 2006 were as follows:


    Foreign Currency                    Settlement            Unrealized
    Sold                                   Date              Appreciation

    THB     10,689,533                 October 2006          $        366
    ZAR     15,801,820                 October 2006                18,794
                                                             ------------
    Total Unrealized Appreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $2,336,511)                            $     19,160
                                                             ============

  o Currency Abbreviations:

    HKD  Hong Kong Dollar
    PHP  Philippines Peso
    THB  Baht
    USD  U.S. Dollar
    ZAR  South African Rand



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Developing Capital Markets Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Developing Capital Markets Fund, Inc.


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Developing Capital Markets Fund, Inc.


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       ----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Developing Capital Markets Fund, Inc.


Date:  November 17, 2006